Note 13 - Stock-Based Compensation (Detail) - Stock-based Compensation Expense (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocated share based compensation expense	$ 849,760	$ 696,407	$ 488,112
Stock Option and Incentive Plans [Member]
Allocated share based compensation expense	798,929	587,900	475,835
Stock Purchase Plan [Member]
Allocated share based compensation expense	50,831	58,519	57,436
Stock Appreciation Rights (SARs) [Member]
Allocated share based compensation expense		$ 49,988	$ (45,159)